Contract Liabilities - Additional information (Details) - USD ($) $ in Millions	1 Months Ended
	Aug. 31, 2023	Mar. 31, 2023	Aug. 31, 2011	Mar. 31, 2011	Jun. 30, 2023	Dec. 31, 2022
Intangible Assets
Accumulated amortization for contract liabilities					$ 18.1	$ 17.6
Fortaleza Knutsen
Intangible Assets
Period for amortization of unfavorable contractual rights				12 years
Period for amortization of unfavorable contractual rights expired		12 years
Recife Knutsen
Intangible Assets
Period for amortization of unfavorable contractual rights			12 years
Period for amortization of unfavorable contractual rights expired	12 years